Insurance Contracts - Summary of Loss Development Tables for Non-Life Insurance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
After 1 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	₩ 1,289,068	₩ 1,112,723
Gross cumulative claim payments (B)	987,321	876,063
Difference (A-B)	301,747	236,660
After 1 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	10,913,758	10,282,470
Gross cumulative claim payments (B)	9,030,340	8,535,308
Difference (A-B)	1,883,418	1,747,162
After 1 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	11,468,507	10,076,529
Gross cumulative claim payments (B)	11,017,893	9,685,693
Difference (A-B)	450,614	390,836
After 2 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,129,938	979,513
Gross cumulative claim payments (B)	1,029,794	893,533
Difference (A-B)	100,144	85,980
After 2 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	9,113,052	8,601,032
Gross cumulative claim payments (B)	8,795,879	8,310,028
Difference (A-B)	317,173	291,004
After 2 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	12,447,097	10,825,380
Gross cumulative claim payments (B)	12,349,161	10,735,807
Difference (A-B)	97,936	89,573
After 3 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	795,643	719,261
Gross cumulative claim payments (B)	754,458	688,876
Difference (A-B)	41,185	30,385
After 3 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	7,403,133	7,019,867
Gross cumulative claim payments (B)	7,251,687	6,884,458
Difference (A-B)	151,446	135,409
After 3 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	9,910,703	8,652,177
Gross cumulative claim payments (B)	9,865,454	8,610,434
Difference (A-B)	45,249	41,743
After 4 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	521,982	456,939
Gross cumulative claim payments (B)	505,470	440,097
Difference (A-B)	16,512	16,842
After 4 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	5,801,569	5,414,685
Gross cumulative claim payments (B)	5,717,914	5,349,679
Difference (A-B)	83,655	65,006
After 4 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	7,480,400	6,423,035
Gross cumulative claim payments (B)	7,454,999	6,401,337
Difference (A-B)	25,401	21,698
After 5 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	251,815	207,252
Gross cumulative claim payments (B)	245,732	202,548
Difference (A-B)	6,083	4,704
After 5 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	4,169,967	3,938,725
Gross cumulative claim payments (B)	4,123,438	3,900,843
Difference (A-B)	46,529	37,882
After 5 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	5,175,093	4,473,333
Gross cumulative claim payments (B)	5,163,261	4,465,721
Difference (A-B)	11,832	7,612
After 6 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	2,686,720	2,580,221
Gross cumulative claim payments (B)	2,652,612	2,553,375
Difference (A-B)	34,108	26,846
After 6 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	3,209,001	2,783,812
Gross cumulative claim payments (B)	3,203,568	2,779,932
Difference (A-B)	5,433	3,880
After 7 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,316,456	1,282,673
Gross cumulative claim payments (B)	1,293,473	1,264,247
Difference (A-B)	22,983	18,426
After 7 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,511,728	1,275,520
Gross cumulative claim payments (B)	1,509,334	1,274,908
Difference (A-B)	2,394	612
2015.1.1 ~ 2015.12.31 | After 1 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,227,107
Gross cumulative claim payments (B)		1,020,975
2015.1.1 ~ 2015.12.31 | After 1 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		885,476
Gross cumulative claim payments (B)		836,472
2015.1.1 ~ 2015.12.31 | After 2 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,245,781
Gross cumulative claim payments (B)		1,198,240
2015.1.1 ~ 2015.12.31 | After 2 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,219,394
Gross cumulative claim payments (B)		1,205,130
2015.1.1 ~ 2015.12.31 | After 3 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,256,059
Gross cumulative claim payments (B)		1,228,357
2015.1.1 ~ 2015.12.31 | After 3 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,256,051
Gross cumulative claim payments (B)		1,248,475
2015.1.1 ~ 2015.12.31 | After 4 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,263,044
Gross cumulative claim payments (B)		1,245,780
2015.1.1 ~ 2015.12.31 | After 4 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,266,881
Gross cumulative claim payments (B)		1,262,528
2015.1.1 ~ 2015.12.31 | After 5 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,267,142
Gross cumulative claim payments (B)		1,254,186
2015.1.1 ~ 2015.12.31 | After 5 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,270,967
Gross cumulative claim payments (B)		1,269,557
2015.1.1 ~ 2015.12.31 | After 6 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,271,000
Gross cumulative claim payments (B)		1,261,995
2015.1.1 ~ 2015.12.31 | After 6 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,273,615
Gross cumulative claim payments (B)		1,272,648
2015.1.1 ~ 2015.12.31 | After 7 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,282,673
Gross cumulative claim payments (B)		1,264,247
2015.1.1 ~ 2015.12.31 | After 7 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		1,275,520
Gross cumulative claim payments (B)		1,274,908
2016.1.1 ~ 2016.12.31 | After 1 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,276,939	1,276,939
Gross cumulative claim payments (B)	1,052,830	1,052,830
2016.1.1 ~ 2016.12.31 | After 1 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,064,743	1,064,744
Gross cumulative claim payments (B)	1,017,244	1,017,243
2016.1.1 ~ 2016.12.31 | After 2 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,281,381	1,281,381
Gross cumulative claim payments (B)	1,235,655	1,235,656
2016.1.1 ~ 2016.12.31 | After 2 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,437,574	1,437,574
Gross cumulative claim payments (B)	1,424,948	1,424,948
2016.1.1 ~ 2016.12.31 | After 3 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,287,728	1,287,728
Gross cumulative claim payments (B)	1,264,651	1,264,651
2016.1.1 ~ 2016.12.31 | After 3 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,485,839	1,485,839
Gross cumulative claim payments (B)	1,477,414	1,477,415
2016.1.1 ~ 2016.12.31 | After 4 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,294,735	1,294,735
Gross cumulative claim payments (B)	1,282,346	1,282,346
2016.1.1 ~ 2016.12.31 | After 4 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,500,403	1,500,403
Gross cumulative claim payments (B)	1,496,556	1,496,556
2016.1.1 ~ 2016.12.31 | After 5 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,299,964	1,299,964
Gross cumulative claim payments (B)	1,288,754	1,288,754
2016.1.1 ~ 2016.12.31 | After 5 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,506,889	1,506,889
Gross cumulative claim payments (B)	1,503,841	1,503,841
2016.1.1 ~ 2016.12.31 | After 6 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,309,221	1,309,221
Gross cumulative claim payments (B)	1,291,380	1,291,380
2016.1.1 ~ 2016.12.31 | After 6 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,510,197	1,510,197
Gross cumulative claim payments (B)	1,507,284	1,507,284
2016.1.1 ~ 2016.12.31 | After 7 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,316,456	0
Gross cumulative claim payments (B)	1,293,473	0
2016.1.1 ~ 2016.12.31 | After 7 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,511,728	0
Gross cumulative claim payments (B)	1,509,334	0
2017.1.1 ~ 2017.12.31 | After 1 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		169,234
Gross cumulative claim payments (B)		133,254
2017.1.1 ~ 2017.12.31 | After 1 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,342,998	1,342,998
Gross cumulative claim payments (B)	1,104,158	1,104,158
2017.1.1 ~ 2017.12.31 | After 1 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,184,224	1,184,224
Gross cumulative claim payments (B)	1,130,868	1,130,868
2017.1.1 ~ 2017.12.31 | After 2 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		201,406
Gross cumulative claim payments (B)		185,107
2017.1.1 ~ 2017.12.31 | After 2 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,348,828	1,348,828
Gross cumulative claim payments (B)	1,306,235	1,306,235
2017.1.1 ~ 2017.12.31 | After 2 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,614,904	1,614,903
Gross cumulative claim payments (B)	1,599,227	1,599,227
2017.1.1 ~ 2017.12.31 | After 3 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		205,075
Gross cumulative claim payments (B)		194,511
2017.1.1 ~ 2017.12.31 | After 3 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,358,867	1,358,867
Gross cumulative claim payments (B)	1,335,962	1,335,962
2017.1.1 ~ 2017.12.31 | After 3 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,670,929	1,670,929
Gross cumulative claim payments (B)	1,662,978	1,662,978
2017.1.1 ~ 2017.12.31 | After 4 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		206,856
Gross cumulative claim payments (B)		199,926
2017.1.1 ~ 2017.12.31 | After 4 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,368,016	1,368,016
Gross cumulative claim payments (B)	1,350,174	1,350,174
2017.1.1 ~ 2017.12.31 | After 4 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,689,768	1,689,768
Gross cumulative claim payments (B)	1,683,997	1,683,997
2017.1.1 ~ 2017.12.31 | After 5 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)		207,252
Gross cumulative claim payments (B)		202,548
2017.1.1 ~ 2017.12.31 | After 5 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,371,619	1,371,619
Gross cumulative claim payments (B)	1,357,903	1,357,903
2017.1.1 ~ 2017.12.31 | After 5 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,695,477	1,695,477
Gross cumulative claim payments (B)	1,692,323	1,692,323
2017.1.1 ~ 2017.12.31 | After 6 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,377,499	0
Gross cumulative claim payments (B)	1,361,232	0
2017.1.1 ~ 2017.12.31 | After 6 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,698,804	0
Gross cumulative claim payments (B)	1,696,284	0
2017.1.1 ~ 2017.12.31 | After 7 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2017.1.1 ~ 2017.12.31 | After 7 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2018.1.1 ~ 2018.12.31 | After 1 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	200,968	200,968
Gross cumulative claim payments (B)	153,770	153,770
2018.1.1 ~ 2018.12.31 | After 1 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,468,784	1,468,784
Gross cumulative claim payments (B)	1,224,820	1,224,820
2018.1.1 ~ 2018.12.31 | After 1 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,372,706	1,372,706
Gross cumulative claim payments (B)	1,319,613	1,319,613
2018.1.1 ~ 2018.12.31 | After 2 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	241,474	241,471
Gross cumulative claim payments (B)	217,955	217,955
2018.1.1 ~ 2018.12.31 | After 2 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,471,807	1,471,807
Gross cumulative claim payments (B)	1,428,973	1,428,973
2018.1.1 ~ 2018.12.31 | After 2 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,881,046	1,881,046
Gross cumulative claim payments (B)	1,868,434	1,868,434
2018.1.1 ~ 2018.12.31 | After 3 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	246,871	246,499
Gross cumulative claim payments (B)	235,900	235,900
2018.1.1 ~ 2018.12.31 | After 3 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,481,509	1,481,509
Gross cumulative claim payments (B)	1,456,532	1,456,532
2018.1.1 ~ 2018.12.31 | After 3 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,941,497	1,941,497
Gross cumulative claim payments (B)	1,933,543	1,933,543
2018.1.1 ~ 2018.12.31 | After 4 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	250,935	250,083
Gross cumulative claim payments (B)	240,518	240,171
2018.1.1 ~ 2018.12.31 | After 4 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,488,890	1,488,890
Gross cumulative claim payments (B)	1,471,379	1,471,379
2018.1.1 ~ 2018.12.31 | After 4 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,965,983	1,965,983
Gross cumulative claim payments (B)	1,958,256	1,958,256
2018.1.1 ~ 2018.12.31 | After 5 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	251,815	0
Gross cumulative claim payments (B)	245,732	0
2018.1.1 ~ 2018.12.31 | After 5 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,498,384	0
Gross cumulative claim payments (B)	1,476,781	0
2018.1.1 ~ 2018.12.31 | After 5 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,972,727	0
Gross cumulative claim payments (B)	1,967,097	0
2018.1.1 ~ 2018.12.31 | After 6 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2018.1.1 ~ 2018.12.31 | After 6 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2018.1.1 ~ 2018.12.31 | After 7 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2018.1.1 ~ 2018.12.31 | After 7 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2019.1.1 ~ 2019.12.31 | After 1 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	220,043	219,419
Gross cumulative claim payments (B)	185,645	185,645
2019.1.1 ~ 2019.12.31 | After 1 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,591,793	1,591,793
Gross cumulative claim payments (B)	1,332,849	1,332,849
2019.1.1 ~ 2019.12.31 | After 1 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,626,481	1,626,481
Gross cumulative claim payments (B)	1,574,696	1,574,696
2019.1.1 ~ 2019.12.31 | After 2 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	266,489	263,105
Gross cumulative claim payments (B)	247,945	246,397
2019.1.1 ~ 2019.12.31 | After 2 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,620,609	1,620,609
Gross cumulative claim payments (B)	1,570,194	1,570,194
2019.1.1 ~ 2019.12.31 | After 2 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	2,229,830	2,229,830
Gross cumulative claim payments (B)	2,211,717	2,211,717
2019.1.1 ~ 2019.12.31 | After 3 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	270,815	267,687
Gross cumulative claim payments (B)	260,774	258,465
2019.1.1 ~ 2019.12.31 | After 3 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,635,704	1,635,704
Gross cumulative claim payments (B)	1,598,956	1,598,956
2019.1.1 ~ 2019.12.31 | After 3 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	2,297,861	2,297,861
Gross cumulative claim payments (B)	2,288,023	2,288,023
2019.1.1 ~ 2019.12.31 | After 4 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	271,047	0
Gross cumulative claim payments (B)	264,952	0
2019.1.1 ~ 2019.12.31 | After 4 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,649,928	0
Gross cumulative claim payments (B)	1,614,015	0
2019.1.1 ~ 2019.12.31 | After 4 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	2,324,246	0
Gross cumulative claim payments (B)	2,316,190	0
2019.1.1 ~ 2019.12.31 | After 5 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2019.1.1 ~ 2019.12.31 | After 5 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2019.1.1 ~ 2019.12.31 | After 5 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2019.1.1 ~ 2019.12.31 | After 6 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2019.1.1 ~ 2019.12.31 | After 6 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2019.1.1 ~ 2019.12.31 | After 7 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2019.1.1 ~ 2019.12.31 | After 7 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 1 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	235,365	232,622
Gross cumulative claim payments (B)	169,859	167,129
2020.1.1 ~ 2020.12.31 | After 1 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,624,341	1,624,341
Gross cumulative claim payments (B)	1,353,799	1,353,799
2020.1.1 ~ 2020.12.31 | After 1 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,818,316	1,818,316
Gross cumulative claim payments (B)	1,749,647	1,749,647
2020.1.1 ~ 2020.12.31 | After 2 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	274,260	273,531
Gross cumulative claim payments (B)	246,805	244,074
2020.1.1 ~ 2020.12.31 | After 2 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,632,626	1,632,626
Gross cumulative claim payments (B)	1,570,730	1,570,730
2020.1.1 ~ 2020.12.31 | After 2 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	2,442,633	2,442,633
Gross cumulative claim payments (B)	2,426,351	2,426,351
2020.1.1 ~ 2020.12.31 | After 3 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	277,957	0
Gross cumulative claim payments (B)	257,784	0
2020.1.1 ~ 2020.12.31 | After 3 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,639,325	0
Gross cumulative claim payments (B)	1,595,586	0
2020.1.1 ~ 2020.12.31 | After 3 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	2,514,577	0
Gross cumulative claim payments (B)	2,503,496	0
2020.1.1 ~ 2020.12.31 | After 4 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 4 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 4 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 5 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 5 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 5 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 6 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 6 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 7 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2020.1.1 ~ 2020.12.31 | After 7 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2021.1.1 ~ 2021.12.31 | After 1 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	296,348	290,480
Gross cumulative claim payments (B)	237,065	236,265
2021.1.1 ~ 2021.12.31 | After 1 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,750,508	1,750,508
Gross cumulative claim payments (B)	1,445,877	1,445,877
2021.1.1 ~ 2021.12.31 | After 1 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	2,124,582	2,124,582
Gross cumulative claim payments (B)	2,057,154	2,057,154
2021.1.1 ~ 2021.12.31 | After 2 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	347,715	0
Gross cumulative claim payments (B)	317,089	0
2021.1.1 ~ 2021.12.31 | After 2 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,757,801	0
Gross cumulative claim payments (B)	1,684,092	0
2021.1.1 ~ 2021.12.31 | After 2 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	2,841,110	0
Gross cumulative claim payments (B)	2,818,484	0
2021.1.1 ~ 2021.12.31 | After 3 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2021.1.1 ~ 2021.12.31 | After 3 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2021.1.1 ~ 2021.12.31 | After 3 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2021.1.1 ~ 2021.12.31 | After 4 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2021.1.1 ~ 2021.12.31 | After 4 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2021.1.1 ~ 2021.12.31 | After 4 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2021.1.1 ~ 2021.12.31 | After 5 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2021.1.1 ~ 2021.12.31 | After 5 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2021.1.1 ~ 2021.12.31 | After 5 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2021.1.1 ~ 2021.12.31 | After 6 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2021.1.1 ~ 2021.12.31 | After 6 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2021.1.1 ~ 2021.12.31 | After 7 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	0
2021.1.1 ~ 2021.12.31 | After 7 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0	0
Gross cumulative claim payments (B)	0	₩ 0
2022.1.1 ~ 2022.12.31 | After 1 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	336,344
Gross cumulative claim payments (B)	240,982
2022.1.1 ~ 2022.12.31 | After 1 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	1,858,395
Gross cumulative claim payments (B)	1,516,007
2022.1.1 ~ 2022.12.31 | After 1 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	2,277,455
Gross cumulative claim payments (B)	2,168,671
2022.1.1 ~ 2022.12.31 | After 2 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2022.1.1 ~ 2022.12.31 | After 2 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2022.1.1 ~ 2022.12.31 | After 2 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2022.1.1 ~ 2022.12.31 | After 3 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2022.1.1 ~ 2022.12.31 | After 3 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2022.1.1 ~ 2022.12.31 | After 3 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2022.1.1 ~ 2022.12.31 | After 4 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2022.1.1 ~ 2022.12.31 | After 4 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2022.1.1 ~ 2022.12.31 | After 4 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2022.1.1 ~ 2022.12.31 | After 5 year | General Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2022.1.1 ~ 2022.12.31 | After 5 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2022.1.1 ~ 2022.12.31 | After 5 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2022.1.1 ~ 2022.12.31 | After 6 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2022.1.1 ~ 2022.12.31 | After 6 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2022.1.1 ~ 2022.12.31 | After 7 year | Automobile insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	0
2022.1.1 ~ 2022.12.31 | After 7 year | Long-term Insurance
Short Duration Insurance Contracts Reconciliation Of Claims Development To Liability [Line Items]
Estimate of gross ultimate claims (A)	0
Gross cumulative claim payments (B)	₩ 0